NEOS S&P 500® High Income ETF
Schedule of Investments
as of February 29, 2024 (Unaudited)

COMMON STOCKS - 98.3%(b)	Shares	Value
Aerospace & Defense - 1.4%
Axon Enterprise, Inc.(a)	982	$301,837
Boeing Co.(a)	11,324	2,306,925
General Dynamics Corp.	4,376	1,195,742
Howmet Aerospace, Inc.	7,866	523,482
Huntington Ingalls Industries, Inc.	554	161,557
L3Harris Technologies, Inc.	3,860	817,008
Lockheed Martin Corp.	4,294	1,838,863
Northrop Grumman Corp.	2,586	1,192,198
RTX Corp.	30,353	2,721,753
Textron, Inc.	3,950	351,827
TransDigm Group, Inc.	771	908,038
		12,319,230

Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.	975	72,228
Expeditors International of Washington, Inc.	2,637	315,385
FedEx Corp.	4,420	1,100,447
United Parcel Service, Inc. - Class B	14,913	2,211,002
		3,699,062

Automobile Components - 0.0%(b)
Aptiv PLC(a)	4,421	351,425
BorgWarner, Inc.	4,420	137,595
		489,020

Automobiles - 1.6%
Ford Motor Co.	83,462	1,038,267
General Motors Co.	28,855	1,182,478
Tesla, Inc.(a)	58,678	11,845,915
		14,066,660

Banks - 3.3%
Bank of America Corp.	146,369	5,052,658
Citigroup, Inc.	40,648	2,255,558
Citizens Financial Group, Inc.	9,550	299,775
Comerica, Inc.	2,448	120,882
Fifth Third Bancorp	14,354	492,916
Huntington Bancshares, Inc.	30,532	398,137
JPMorgan Chase & Co.	61,254	11,396,918
KeyCorp	19,720	281,404
M&T Bank Corp.	2,697	376,879
PNC Financial Services Group, Inc.	7,868	1,158,170
Regions Financial Corp.	19,628	365,670
Truist Financial Corp.	28,320	990,634
US Bancorp	31,993	1,342,426
Wells Fargo & Co.	77,403	4,302,833
Zions Bancorp N.A.	2,677	105,554
		28,940,414

Beverages - 1.4%
Brown-Forman Corp. - Class B	2,697	162,440
Coca-Cola Co.	82,389	4,944,987
Constellation Brands, Inc. - Class A	2,696	670,010
Keurig Dr. Pepper, Inc.	19,929	596,076
Molson Coors Beverage Co. - Class B	2,697	168,347
Monster Beverage Corp.(a)	15,157	895,779
PepsiCo, Inc.	28,878	4,774,689
		12,212,328

Biotechnology - 2.0%
AbbVie, Inc.	37,397	6,583,742
Amgen, Inc.	11,106	3,041,156
Biogen, Inc.(a)	2,629	570,467
Gilead Sciences, Inc.	26,444	1,906,612
Incyte Corp.(a)	2,697	157,397
Moderna, Inc.(a)	6,142	566,538
Regeneron Pharmaceuticals, Inc.(a)	2,086	2,015,264
Vertex Pharmaceuticals, Inc.(a)	5,412	2,277,045
		17,118,221

Broadline Retail - 4.0%
Amazon.com, Inc.(a)	193,067	34,126,523
eBay, Inc.	10,880	514,406
Etsy, Inc.(a)	975	69,898
		34,710,827

Building Products - 0.5%
A O Smith Corp.	975	80,828
Allegion PLC	973	124,418
Builders FirstSource, Inc.(a)	2,328	454,379
Carrier Global Corp.	17,744	986,211
Johnson Controls International PLC	14,377	852,125
Masco Corp.	4,343	333,369
Trane Technologies PLC	4,387	1,237,002
		4,068,332

Capital Markets - 2.6%
Ameriprise Financial, Inc.	2,016	821,238
Bank of New York Mellon Corp.	16,187	907,929
BlackRock, Inc.	2,554	2,072,162
Blackstone, Inc.	14,695	1,878,315
Cboe Global Markets, Inc.	2,068	397,056
Charles Schwab Corp.	31,044	2,073,118
CME Group, Inc.	7,441	1,639,624
FactSet Research Systems, Inc.	530	245,167
Franklin Resources, Inc.	5,744	157,673
Goldman Sachs Group, Inc.	6,139	2,388,378
Intercontinental Exchange, Inc.	11,619	1,608,302
Invesco Ltd.	9,285	143,082
MarketAxess Holdings, Inc.	527	112,467
Moody's Corp.	2,696	1,022,916
Morgan Stanley	26,726	2,299,505
MSCI, Inc.	973	545,824
Nasdaq, Inc.	7,162	402,504
Northern Trust Corp.	4,097	336,487
Raymond James Financial, Inc.	3,833	461,187
S&P Global, Inc.	6,149	2,634,109
State Street Corp.	6,125	451,596
T Rowe Price Group, Inc.	4,326	490,352
		23,088,991

Chemicals - 1.5%
Air Products and Chemicals, Inc.	4,316	1,010,116
Albemarle Corp.	2,230	307,406
Celanese Corp.	974	148,019
CF Industries Holdings, Inc.	2,698	217,783
Corteva, Inc.	14,671	785,192
Dow, Inc.	14,643	818,251
DuPont de Nemours, Inc.	9,016	623,817
Eastman Chemical Co.	975	85,547
Ecolab, Inc.	4,420	993,792
FMC Corp.	975	54,980
International Flavors & Fragrances, Inc.	4,421	333,786
Linde PLC	9,803	4,399,782
LyondellBasell Industries N.V. - Class A	4,420	443,238
Mosaic Co.	6,386	198,988
PPG Industries, Inc.	4,420	625,872
Sherwin-Williams Co.	4,420	1,467,572
		12,514,141

Commercial Services & Supplies - 0.6%
Cintas Corp.	1,818	1,142,813
Copart, Inc.(a)	18,237	969,297
Republic Services, Inc.	4,057	744,865
Rollins, Inc.	4,420	194,789
Veralto Corp.	4,270	369,013
Waste Management, Inc.	7,524	1,547,311
		4,968,088

Communications Equipment - 0.8%
Arista Networks, Inc.(a)	4,420	1,226,727
Cisco Systems, Inc.	85,909	4,155,419
F5, Inc.(a)	833	155,954
Juniper Networks, Inc.	6,144	227,512
Motorola Solutions, Inc.	2,697	891,062
		6,656,674

Construction & Engineering - 0.1%
Quanta Services, Inc.	2,632	635,654

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	862	497,986
Vulcan Materials Co.	2,459	653,725
		1,151,711

Consumer Finance - 0.5%
American Express Co.	11,653	2,556,900
Capital One Financial Corp.	7,731	1,063,863
Discover Financial Services	5,311	641,038
Synchrony Financial	8,802	363,523
		4,625,324

Consumer Staples Distribution & Retail - 1.9%
Costco Wholesale Corp.	9,210	6,851,226
Dollar General Corp.	4,278	621,636
Dollar Tree, Inc.(a)	4,127	605,348
Kroger Co.	13,454	667,453
Sysco Corp.	10,663	863,383
Target Corp.	9,491	1,451,364
Walgreens Boots Alliance, Inc.	14,914	317,072
Walmart, Inc.	90,573	5,308,484
		16,685,966

Containers & Packaging - 0.1%
Amcor PLC	30,476	276,113
Avery Dennison Corp.	972	210,467
Ball Corp.	6,144	393,339
International Paper Co.	7,247	256,254
Packaging Corp. of America	973	176,298
Westrock Co.	4,421	200,227
		1,512,698

Distributors - 0.1%
Genuine Parts Co.	2,565	382,852
LKQ Corp.	4,420	231,122
Pool Corp.	537	213,790
		827,764

Diversified Telecommunication Services - 0.7%
AT&T, Inc.	151,295	2,561,424
Verizon Communications, Inc.	89,141	3,567,423
		6,128,847

Electric Utilities - 1.4%
Alliant Energy Corp.	4,420	211,055
American Electric Power Co., Inc.	10,981	935,471
Constellation Energy Corp.	6,144	1,034,957
Duke Energy Corp.	16,224	1,489,850
Edison International	7,777	528,992
Entergy Corp.	4,167	423,242
Evergy, Inc.	4,420	218,967
Eversource Energy	7,304	428,745
Exelon Corp.	21,158	758,303
FirstEnergy Corp.	10,839	396,816
NextEra Energy, Inc.	43,190	2,383,655
NRG Energy, Inc.	4,361	241,251
PG&E Corp.	44,988	750,850
Pinnacle West Capital Corp.	974	66,553
PPL Corp.	15,165	399,901
Southern Co.	23,104	1,553,744
Xcel Energy, Inc.	11,315	596,187
		12,418,539

Electrical Equipment - 0.7%
AMETEK, Inc.	4,420	796,396
Eaton Corp. PLC	7,867	2,273,563
Emerson Electric Co.	11,587	1,238,071
Generac Holdings, Inc.(a)	858	96,534
Hubbell, Inc.	745	283,599
Rockwell Automation, Inc.	2,205	628,601
		5,316,764

Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. - Class A	12,571	1,373,256
CDW Corp.	2,480	610,601
Corning, Inc.	16,150	520,676
Jabil, Inc.	2,383	343,366
Keysight Technologies, Inc.(a)	2,697	416,147
TE Connectivity Ltd.	6,145	882,176
Teledyne Technologies, Inc.(a)	656	280,289
Trimble, Inc.(a)	5,285	323,389
Zebra Technologies Corp. - Class A(a)	712	198,990
		4,948,890

Energy Equipment & Services - 0.3%
Baker Hughes Co.	21,360	632,042
Halliburton Co.	18,208	638,555
Schlumberger N.V.	30,260	1,462,466
		2,733,063

Entertainment - 1.3%
Electronic Arts, Inc.	4,421	616,641
Live Nation Entertainment, Inc.(a)	2,575	249,724
Netflix, Inc.(a)	9,140	5,510,689
Take-Two Interactive Software, Inc.(a)	2,696	396,123
Walt Disney Co.	38,766	4,325,510
Warner Bros. Discovery, Inc.(a)	46,670	410,229
		11,508,916

Financial Services - 4.5%
Berkshire Hathaway, Inc. - Class B(a)	38,732	15,856,881
Fidelity National Information Services, Inc.	12,485	863,837
Fiserv, Inc.(a)	12,603	1,881,250
FleetCor Technologies, Inc.(a)	972	271,450
Global Payments, Inc.	5,445	706,217
Jack Henry & Associates, Inc.	972	168,904
Mastercard, Inc. - Class A	17,594	8,352,927
PayPal Holdings, Inc.(a)	22,871	1,380,036
Visa, Inc. - Class A	33,712	9,528,360
		39,009,862

Food Products - 0.7%
Archer-Daniels-Midland Co.	11,075	588,193
Bunge Global S.A.	2,639	249,042
Campbell Soup Co.	2,698	115,043
Conagra Brands, Inc.	9,591	269,315
General Mills, Inc.	12,325	791,019
Hershey Co.	2,695	506,444
Hormel Foods Corp.	5,852	206,693
J M Smucker Co.	974	117,046
Kellogg Co.	4,420	243,763
Kraft Heinz Co.	16,567	584,484
Lamb Weston Holdings, Inc.	2,625	268,301
McCormick & Co., Inc.	4,420	304,361
Mondelez International, Inc. - Class A	28,630	2,091,994
Tyson Foods, Inc. - Class A	5,800	314,592
		6,650,290

Gas Utilities - 0.0%(b)
Atmos Energy Corp.	2,688	303,502

Ground Transportation - 1.2%
CSX Corp.	41,532	1,575,724
JB Hunt Transport Services, Inc.	973	200,740
Norfolk Southern Corp.	4,373	1,108,031
Old Dominion Freight Line, Inc.	1,859	822,570
Uber Technologies, Inc.(a)	43,258	3,439,011
Union Pacific Corp.	12,777	3,241,397
		10,387,473

Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	36,319	4,308,887
Align Technology, Inc.(a)	972	293,952
Baxter International, Inc.	10,713	438,376
Becton Dickinson and Co.	5,867	1,381,972
Boston Scientific Corp.(a)	30,728	2,034,501
Cooper Cos., Inc.	2,875	269,100
DENTSPLY SIRONA, Inc.	4,172	136,341
Dexcom, Inc.(a)	7,788	896,165
Edwards Lifesciences Corp.(a)	12,682	1,076,321
GE HealthCare Technologies, Inc.	7,866	718,008
Hologic, Inc.(a)	4,420	326,196
IDEXX Laboratories, Inc.(a)	1,161	667,842
Insulet Corp.(a)	972	159,408
Intuitive Surgical, Inc.(a)	7,338	2,829,533
Medtronic PLC	28,276	2,357,087
ResMed, Inc.	2,661	462,269
STERIS PLC	1,991	463,724
Stryker Corp.	7,128	2,488,171
Teleflex, Inc.	654	145,705
Zimmer Biomet Holdings, Inc.	4,126	513,109
		21,966,667

Health Care Providers & Services - 2.5%
Cardinal Health, Inc.	4,420	494,952
Cencora, Inc.	2,696	635,178
Centene Corp.(a)	11,073	868,455
Cigna Corp.	5,904	1,984,571
CVS Health Corp.	27,006	2,008,436
DaVita, Inc.(a)	4	508
Elevance Health, Inc.	4,420	2,215,525
HCA Healthcare, Inc.	3,977	1,239,631
Henry Schein, Inc.(a)	975	74,558
Humana, Inc.	2,316	811,341
Laboratory Corp. of America Holdings	973	210,003
McKesson Corp.	2,464	1,284,754
Molina Healthcare, Inc.(a)	809	318,673
Quest Diagnostics, Inc.	974	121,643
UnitedHealth Group, Inc.	19,529	9,639,514
Universal Health Services, Inc. - Class B	847	141,500
		22,049,242

Hotels, Restaurants & Leisure - 1.9%
Airbnb, Inc. - Class A(a)	9,097	1,432,505
Booking Holdings, Inc.(a)	488	1,692,789
Caesars Entertainment, Inc.(a)	4,205	182,791
Carnival Corp.(a)	21,320	338,135
Chipotle Mexican Grill, Inc.(a)	384	1,032,488
Darden Restaurants, Inc.	2,283	389,731
Domino's Pizza, Inc.	487	218,346
Expedia Group, Inc.(a)	2,464	337,124
Hilton Worldwide Holdings, Inc.	5,393	1,101,898
Las Vegas Sands Corp.	6,145	335,025
Marriott International, Inc. - Class A	4,657	1,163,645
McDonald's Corp.	14,948	4,369,002
MGM Resorts International(a)	5,617	243,104
Norwegian Cruise Line Holdings Ltd.(a)	8,979	174,103
Royal Caribbean Cruises Ltd.(a)	4,420	545,207
Starbucks Corp.	23,769	2,255,678
Wynn Resorts Ltd.	974	102,465
Yum! Brands, Inc.	5,729	793,008
		16,707,044

Household Durables - 0.3%
DR Horton, Inc.	6,018	899,331
Garmin Ltd.	2,696	370,296
Lennar Corp. - Class A	4,420	700,614
Mohawk Industries, Inc.(a)	4	474
NVR, Inc.(a)	41	312,648
PulteGroup, Inc.	4,220	457,364
Whirlpool Corp.	764	82,046
		2,822,773

Household Products - 1.3%
Church & Dwight Co., Inc.	4,420	442,530
Clorox Co.	2,334	357,826
Colgate-Palmolive Co.	16,943	1,465,908
Kimberly-Clark Corp.	6,145	744,590
Procter & Gamble Co.	49,871	7,926,497
		10,937,351

Independent Power and Renewable Electricity Producers - 0.0%(b)
AES Corp.	14,203	215,886

Industrial Conglomerates - 0.8%
3M Co.	11,315	1,042,338
General Electric Co.	23,007	3,609,568
Honeywell International, Inc.	13,454	2,673,713
		7,325,619

Insurance - 2.0%
Aflac, Inc.	11,055	892,581
Allstate Corp.	4,420	705,078
American International Group, Inc.	14,621	1,065,725
Aon PLC - Class A	4,012	1,267,752
Arch Capital Group Ltd.(a)	7,631	668,399
Arthur J Gallagher & Co.	4,223	1,030,116
Assurant, Inc.	731	132,640
Brown & Brown, Inc.	4,420	372,208
Chubb Ltd.	7,868	1,980,140
Cincinnati Financial Corp.	2,696	307,344
Everest Group Ltd.	605	223,172
Globe Life, Inc.	973	123,503
Hartford Financial Services Group, Inc.	6,020	576,957
Loews Corp.	2,698	202,701
Marsh & McLennan Cos., Inc.	9,906	2,003,687
MetLife, Inc.	12,912	900,483
Principal Financial Group, Inc.	4,280	346,081
Progressive Corp.	12,394	2,349,406
Prudential Financial, Inc.	7,457	812,738
Travelers Cos., Inc.	4,400	972,224
W R Berkley Corp.	4,052	338,747
Willis Towers Watson PLC	2,046	557,760
		17,829,442

Interactive Media & Services - 6.4%
Alphabet, Inc. - Class A(a)	125,446	17,369,253
Alphabet, Inc. - Class C(a)	105,737	14,779,918
Match Group, Inc.(a)	5,591	201,500
Meta Platforms, Inc. - Class A	46,655	22,867,015
		55,217,686

IT Services - 1.3%
Accenture PLC - Class A	13,019	4,879,261
Akamai Technologies, Inc.(a)	2,696	299,040
Cognizant Technology Solutions Corp. - Class A	10,621	839,271
EPAM Systems, Inc.(a)	805	245,042
Gartner, Inc.(a)	972	452,524
International Business Machines Corp.	19,372	3,584,402
VeriSign, Inc.(a)	973	190,017
		10,489,557

Leisure Products - 0.0%(b)
Hasbro, Inc.	2,428	122,104

Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	5,896	809,875
Bio-Rad Laboratories, Inc. - Class A(a)	291	94,831
Bio-Techne Corp.	2,696	198,345
Charles River Laboratories International, Inc.(a)	713	181,237
Danaher Corp.	13,436	3,401,189
Illumina, Inc.(a)	2,696	376,982
IQVIA Holdings, Inc.(a)	3,760	929,322
Mettler-Toledo International, Inc.(a)	303	377,908
Revvity, Inc.	975	106,850
Thermo Fisher Scientific, Inc.	7,826	4,462,228
Waters Corp.(a)	826	278,709
West Pharmaceutical Services, Inc.	972	348,326
		11,565,802

Machinery - 1.7%
Caterpillar, Inc.	10,752	3,590,737
Cummins, Inc.	2,584	694,088
Deere & Co.	5,555	2,027,853
Dover Corp.	2,560	423,373
Fortive Corp.	7,329	623,918
IDEX Corp.	972	229,295
Illinois Tool Works, Inc.	5,641	1,478,788
Ingersoll Rand, Inc.	7,868	718,584
Nordson Corp.	756	200,831
Otis Worldwide Corp.	7,868	749,820
PACCAR, Inc.	10,937	1,212,804
Parker-Hannifin Corp.	2,399	1,284,545
Pentair PLC	2,696	209,722
Snap-on, Inc.	736	202,886
Stanley Black & Decker, Inc.	2,696	240,726
Westinghouse Air Brake Technologies Corp.	2,697	381,059
Xylem, Inc.	4,572	580,873
		14,849,902

Media - 0.6%
Charter Communications, Inc. - Class A(a)	2,014	591,975
Comcast Corp. - Class A	85,128	3,647,734
Fox Corp. - Class A	4,664	138,941
Fox Corp. - Class B	2,447	66,999
Interpublic Group of Cos., Inc.	7,770	243,978
News Corp. - Class A	7,723	207,594
News Corp. - Class B	975	27,290
Omnicom Group, Inc.	2,698	238,476
Paramount Global - Class B	9,813	108,336
		5,271,323

Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	30,301	1,145,681
Newmont Corp.	23,966	748,938
Nucor Corp.	4,640	892,272
Steel Dynamics, Inc.	2,703	361,715
		3,148,606

Multi-Utilities - 0.6%
Ameren Corp.	4,421	314,731
CenterPoint Energy, Inc.	13,038	358,545
CMS Energy Corp.	5,893	338,081
Consolidated Edison, Inc.	7,248	632,098
Dominion Energy, Inc.	17,782	850,513
DTE Energy Co.	4,100	444,235
NiSource, Inc.	7,868	205,040
Public Service Enterprise Group, Inc.	10,580	660,192
Sempra	13,036	920,342
WEC Energy Group, Inc.	6,144	482,243
		5,206,020

Oil, Gas & Consumable Fuels - 3.5%
APA Corp.	6,115	182,166
Chevron Corp.	37,323	5,673,469
ConocoPhillips	25,138	2,829,031
Coterra Energy, Inc.	15,941	410,959
Devon Energy Corp.	13,202	581,680
Diamondback Energy, Inc.	2,697	492,256
EOG Resources, Inc.	12,446	1,424,569
EQT Corp.	7,865	292,185
Exxon Mobil Corp.	85,121	8,896,847
Hess Corp.	5,701	830,921
Kinder Morgan, Inc.	40,978	712,607
Marathon Oil Corp.	12,421	301,209
Marathon Petroleum Corp.	7,726	1,307,471
Occidental Petroleum Corp.	13,471	816,477
ONEOK, Inc.	12,406	931,939
Phillips 66	9,166	1,306,247
Pioneer Natural Resources Co.	4,420	1,039,540
Targa Resources Corp.	4,330	425,379
Valero Energy Corp.	7,176	1,015,117
Williams Cos., Inc.	25,524	917,333
		30,387,402

Passenger Airlines - 0.2%
American Airlines Group, Inc.(a)	13,332	209,046
Delta Air Lines, Inc.	13,204	558,133
Southwest Airlines Co.	12,533	429,506
United Airlines Holdings, Inc.(a)	6,384	290,408
		1,487,093

Personal Care Products - 0.2%
Estee Lauder Cos., Inc. - Class A	4,420	656,724
Kenvue, Inc.	36,161	687,059
		1,343,783

Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co.	42,953	2,179,865
Catalent, Inc.(a)	2,697	154,646
Eli Lilly & Co.	16,613	12,520,885
Johnson & Johnson	51,121	8,249,907
Merck & Co., Inc.	53,487	6,800,872
Pfizer, Inc.	119,980	3,186,669
Viatris, Inc.	25,218	311,947
Zoetis, Inc.	9,467	1,877,590
		35,282,381

Professional Services - 0.6%
Automatic Data Processing, Inc.	8,161	2,049,472
Broadridge Financial Solutions, Inc.	2,250	458,055
Dayforce, Inc.(a)	2,696	188,073
Equifax, Inc.	2,326	636,370
Jacobs Solutions, Inc.	2,366	346,974
Leidos Holdings, Inc.	2,529	323,358
Paychex, Inc.	6,145	753,500
Paycom Software, Inc.	682	124,390
Robert Half International, Inc.	974	78,310
Verisk Analytics, Inc.	2,628	635,713
		5,594,215

Real Estate Management & Development - 0.1%
CBRE Group, Inc. - Class A(a)	6,054	556,302
CoStar Group, Inc.(a)	7,868	684,752
		1,241,054

Semiconductors & Semiconductor Equipment - 10.1%
Advanced Micro Devices, Inc.(a)	33,760	6,499,813
Analog Devices, Inc.	10,568	2,027,154
Applied Materials, Inc.	17,738	3,576,336
Broadcom, Inc.	9,157	11,908,586
Enphase Energy, Inc.(a)	2,508	318,541
First Solar, Inc.(a)	2,100	323,169
Intel Corp.	89,784	3,865,201
KLA Corp.	2,502	1,707,115
Lam Research Corp.	2,440	2,289,330
Microchip Technology, Inc.	11,169	939,760
Micron Technology, Inc.	23,157	2,098,256
Monolithic Power Systems, Inc.	665	478,827
NVIDIA Corp.	51,960	41,106,594
NXP Semiconductors N.V.	5,402	1,349,041
ON Semiconductor Corp.(a)	9,023	712,095
Qorvo, Inc.(a)	974	111,572
QUALCOMM, Inc.	23,400	3,692,286
Skyworks Solutions, Inc.	2,696	282,864
Teradyne, Inc.	2,696	279,279
Texas Instruments, Inc.	18,723	3,132,920
		86,698,739

Software - 11.4%
Adobe, Inc.(a)	9,379	5,254,866
ANSYS, Inc.(a)	1,816	606,853
Autodesk, Inc.(a)	4,197	1,083,539
Cadence Design Systems, Inc.(a)	5,621	1,710,920
Fair Isaac Corp.(a)	344	436,849
Fortinet, Inc.(a)	13,115	906,378
Gen Digital, Inc.	11,505	247,242
Intuit, Inc.	5,744	3,807,640
Microsoft Corp.	157,922	65,322,856
Oracle Corp.	33,658	3,758,925
Palo Alto Networks, Inc.(a)	6,177	1,918,267
PTC, Inc.(a)	2,265	414,518
Roper Technologies, Inc.	2,095	1,141,209
Salesforce, Inc.(a)	20,250	6,253,605
ServiceNow, Inc.(a)	4,075	3,143,211
Synopsys, Inc.(a)	2,696	1,546,776
Tyler Technologies, Inc.(a)	586	256,164
		97,809,818

Specialty Retail - 2.0%
AutoZone, Inc.(a)	245	736,475
Bath & Body Works, Inc.	4,372	199,800
Best Buy Co., Inc.	2,698	218,214
CarMax, Inc.(a)	2,697	213,063
Home Depot, Inc.	21,198	8,068,172
Lowe's Cos., Inc.	11,693	2,814,154
O'Reilly Automotive, Inc.(a)	826	898,209
Ross Stores, Inc.	6,145	915,359
TJX Cos., Inc.	23,858	2,365,282
Tractor Supply Co.	2,106	535,598
Ulta Beauty, Inc.(a)	686	376,312
		17,340,638

Technology Hardware, Storage & Peripherals - 6.8%
Apple, Inc.	311,005	56,214,154
Hewlett Packard Enterprise Co.	26,940	410,296
HP, Inc.	18,182	515,096
NetApp, Inc.	4,127	367,798
Seagate Technology Holdings PLC	2,698	251,049
Western Digital Corp.(a)	6,332	376,564
		58,134,957

Textiles, Apparel & Luxury Goods - 0.5%
Lululemon Athletica, Inc.(a)	2,210	1,032,269
NIKE, Inc. - Class B	25,428	2,642,732
Ralph Lauren Corp.	3	558
Tapestry, Inc.	4,408	209,512
VF Corp.	7,036	114,968
		4,000,039

Tobacco - 0.5%
Altria Group, Inc.	37,410	1,530,443
Philip Morris International, Inc.	32,565	2,929,548
		4,459,991

Trading Companies & Distributors - 0.2%
Fastenal Co.	11,620	848,377
United Rentals, Inc.	946	655,833
WW Grainger, Inc.	615	598,678
		2,102,888

Water Utilities - 0.0%(b)
American Water Works Co., Inc.	2,697	319,702

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	10,728	1,751,882
TOTAL COMMON STOCKS (Cost $765,973,834)		853,376,857

REAL ESTATE INVESTMENT TRUSTS - 2.1%(b)	Shares	Value
Alexandria Real Estate Equities, Inc.	2,696	336,272
American Tower Corp.	9,527	1,894,539
AvalonBay Communities, Inc.	2,583	457,267
Boston Properties, Inc.	2,616	169,308
Camden Property Trust	974	92,024
Crown Castle, Inc.	9,076	997,815
Digital Realty Trust, Inc.	6,031	885,411
Equinix, Inc.	1,908	1,695,869
Equity Residential	7,242	436,041
Essex Property Trust, Inc.	894	206,872
Extra Space Storage, Inc.	4,161	586,576
Federal Realty Investment Trust	972	98,026
Healthpeak Properties, Inc.	11,268	188,739
Host Hotels & Resorts, Inc.	14,650	303,841
Invitation Homes, Inc.	11,641	396,609
Iron Mountain, Inc.	5,877	462,167
Kimco Realty Corp.	12,894	254,785
Mid-America Apartment Communities, Inc.	2,232	280,518
Prologis, Inc.	19,528	2,602,497
Public Storage	2,696	765,314
Realty Income Corp.	13,038	679,410
Regency Centers Corp.	2,696	167,017
SBA Communications Corp.	2,105	440,429
Simon Property Group, Inc.	6,144	910,173
UDR, Inc.	6,031	214,101
Ventas, Inc.	7,868	332,738
VICI Properties, Inc.	21,652	648,044
Welltower, Inc.	11,360	1,046,937
Weyerhaeuser Co.	14,995	515,528
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $17,220,345)		18,064,867

CONTINGENT VALUE RIGHTS - 0.0%(c)	Shares	Value
Abiomed, Inc.(a)(d)	2	--
TOTAL CONTINGENT VALUE RIGHTS (Cost $--)		--

SHORT-TERM INVESTMENTS - 1.7%	Shares	Value
Money Market Funds - 1.7%
First American Treasury Obligations Fund - Class X, 5.23%(e)	14,809,829	14,809,829
TOTAL SHORT-TERM INVESTMENTS (Cost $14,809,829)		14,809,829

TOTAL INVESTMENTS - 102.1% (Cost $798,004,008)		$886,251,553
Liabilities in Excess of Other Assets - (2.1)%		(18,382,291)
TOTAL NET ASSETS - 100.0%		$867,869,262

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company
S.A. - Sociedad Anónima

(a)	Non-income producing security.
(b)	All or a portion of these securities have been pledged as collateral. The total value of assets committed as collateral as of February 29, 2024 is $871,441,724.
(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $-- or 0.0% of net assets as of February 29, 2024.

(e)	The rate shown represents the 7-day effective yield as of February 29, 2024.

NEOS S&P 500® High Income ETF
Schedule of Options Written
as of February 29, 2024 (Unaudited)

OPTIONS WRITTEN - (0.8)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.8)%
S&P 500 Index	0	0	–
Expiration: 04/19/2024; Exercise Price: $5,175.00	$(375,085,472)	(736)	$(4,312,960)
Expiration: 04/19/2024; Exercise Price: $5,230.00	(375,085,472)	(736)	(2,807,840)
Total Call Options			(7,120,800)
TOTAL OPTIONS WRITTEN (Premiums received $7,444,150)			$(7,120,800)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

NEOS ETF Trust
NEOS S&P 500® High Income ETF
Notes to Schedule of Investments
February 29, 2024 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 29, 2024:

NEOS S&P 500® High Income ETF
	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks	$853,376,857	$–	$–		$853,376,857
Real Estate Investment Trusts	18,064,867	–	–		18,064,867
Contingent Value Rights	–	–	–	(a)	– (a)
Money Market Funds	14,809,829	–	–		14,809,829
Total Assets	$886,251,553	$–	$–	(a)	$886,251,553

Liabilities:
Options Written	$–	$(7,120,800)	$–		$(7,120,800)
Total Liabilities	$–	$(7,120,800)	$–		$(7,120,800)

(a) Represents amount less than $0.50.

The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s NAV than the uncertainties surrounding inputs for a non-derivative security with the same market value.

Management has determined that the amount of Level 3 securities compared to total net assets is not material for the Fund; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended February 29, 2024.

Significant unobservable valuation inputs monitored by the Adviser, the Valuation Designee pursuant to Rule 2a-5, under the supervision of the Board of Trustees for restricted securities or Level 3 investments as of February 29, 2024 for the Fund are as follows:

Description	Fair Value as of February 29, 2024		Valuation Technique	Unobservable Input	Input Values (Ranges)
Contingent Value Rights*	--	*	Projected Final Distribution	Discount of Projected Distribution	$0.00 - $35.00

*This Level 3 security was received through a corporate action. The security is being kept open due to the potential of an additional distribution. Based on the evaluation of the likelihood of an additional distribution, the security is being priced at zero.
** Represents amount less than $0.50.